Leases - Supplementary information on cash flow (Details) - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	¥ 486,768	¥ 501,295	¥ 982,872	¥ 938,095	¥ 881,822
Right-of-use assets obtained in exchange for lease liabilities	¥ 271,225	¥ 459,137	¥ 931,521	¥ 673,468	¥ 917,135
Weighted average remaining lease term (in years)	3 years 6 months	3 years 9 months 18 days	3 years 8 months 12 days	3 years 8 months 12 days	3 years 2 months 12 days
Weighted average discount rate	2.02%	2.03%	2.02%	2.12%	1.64%
Year ending December 31:
2024	¥ 399,345		¥ 783,761
2025	657,622		560,888
2026	460,759		389,086
2027	268,606		239,680
2028	150,570		132,409
2029 and thereafter	97,381		86,669
Total	2,034,283		2,192,493
Less: Interest component	(69,841)		(94,441)
Present value of minimum lease payments	¥ 1,964,442		¥ 2,098,052
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Current portion of lease liability, Lease liability - net of current portion		Current portion of lease liability, Lease liability - net of current portion
Current portion of lease liability	¥ 741,511		¥ 763,422	¥ 769,769
Lease liability - net of current portion	¥ 1,222,931		¥ 1,334,630	¥ 1,212,629